Note 24 - Current allowances and provisions	12 Months Ended
Dec. 31, 2021
Disclosure of Current allowances and provisions [Abstract]
Note 24 - Current allowances and provisions

24           Current allowances and provisions

(i)           Deducted from assets

Year ended December 31, 2021	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	(53,676)	(3,917)	(263,635)
Translation differences	111	227	1,877
Decrease due to sale of subsidiaries (*)	2	10	405
(Additional) / reversals allowances	4,297	379	(23,296)
Used	2,146	95	38,875
At December 31, 2021	(47,120)	(3,206)	(245,774)

Year ended December 31, 2020	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	(48,782)	(4,892)	(217,717)
Translation differences	(37)	801	1,560
Increase due to business combinations (**)	(1,930)	-	(76,776)
(Additional) allowances	(4,644)	(1,263)	(35,809)
Used	1,717	1,437	65,107
At December 31, 2020	(53,676)	(3,917)	(263,635)

(*)	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

(ii)           Liabilities

Year ended December 31, 2021	Sales risks	Other claims and contingencies (*)	Total
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	1,795	10,484	12,279
Translation differences	(3)	(736)	(739)
Additional provisions	3,506	7,596	11,102
Reclassifications	-	(4,014)	(4,014)
Used	(3,830)	(5,476)	(9,306)
At December 31, 2021	1,468	7,854	9,322

Year ended December 31, 2020	Sales risks	Other claims and contingencies (*)	Total
(all amounts in thousands of U.S. dollars)
Values at the beginning of the year	5,867	11,150	17,017
Translation differences	(5)	(975)	(980)
Increase due to business combinations (**)	116	398	514
Additional provisions	9,728	1,751	11,479
Reclassifications	-	(557)	(557)
Used	(13,911)	(1,283)	(15,194)
At December 31, 2020	1,795	10,484	12,279

(*)	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.